Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	Successor
	September 30, 2021	December 31, 2020
Capitalized advisory costs 1	$4,471	$—
Prepaid expenses	1,704	586
Pre-contract costs 2	245	—
Other current assets	—	55

Total	$6,420	$641

1
The anticipated Merger between GigCapital4, Inc. and BigBear will be accounted for as a reverse recapitalization in which GigCapital4 is treated as the acquired company. Accordingly, any direct and incremental costs associated with the Merger, including but not limited to, certain legal, financial advisor, and accounting costs are capitalized as assets and will be reclassified as a reduction to additional paid-in
capital upon completion of the Merger. Capitalized advisory costs were $4,471 at September 30, 2021 and $0 at December 31, 2020.

2
Costs incurred to fulfill a contract in advance of the contract being awarded are included in prepaid expenses and other current assets if we determine that those costs relate directly to a contract or to an anticipated contract that we can specifically identify and the contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract
costs).

Pre-contract
costs that are initially capitalized in prepaid assets and other current assets are generally recognized as cost of revenues consistent with the transfer of products or services to the customer upon the receipt of the anticipated contract. All other pre-contract
costs, including
start-up
costs, are expensed as incurred. As of September 30, 2021 and December 31, 2020, $245 and $0 of
pre-contract
costs were included in prepaid expenses and other current assets, respectively.